Convertible loans receivable and payable	12 Months Ended
Dec. 31, 2019
Disclosure of convertible loans receivable and payable [abstract]
Convertible loans receivable and payable

10. Convertible loans receivable and payable

On October 1, 2018, in connection with the acquisition with Pershing Gold (see Note 6), the Company entered into short-term secured convertible loan agreements with Mr. Pierre Lassonde and two other lenders (the “Lenders”) for $5.5 million CAD due July 1, 2019 with interest payable at 15% per annum (the “Convertible Loans Payable”). The Convertible Loans Payable had an extension option to mature on October 1, 2019 with interest payable at 18% per annum upon election by the Company.

The Company recorded a derivative asset of $0.2 million on initial recognition based on the estimated fair value of the extension option and recognized a loss of $0.2 million in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 as a result of the change in estimated fair value of the extension option (2018: $0.1 million loss).

The Convertible Loans Payable had an option to convert into common shares of the Company upon mutual election at a conversion price determined as the lower of $3.1231 CAD or the volume-weighted average price of the Company’s common shares for five trading days immediately preceding the date of exercise. On initial recognition and as at December 31, 2018, the fair value of the conversion option was nil. Interest expense of $0.3 million was recorded in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 in connection with the Convertible Loans Payable (2018: $0.2 million).

On April 3, 2019, the Company along with the Lenders mutually elected to convert the Company’s outstanding Convertible Loans Payable into common shares of the Company in accordance with the Convertible Loans Payable agreement terms, resulting in the issuance of 2,763,518 of the Company’s common shares priced at approximately $2.09 CAD per share.

Under the terms of the Convertible Loans Payable, the Company issued 1,074,999 warrants to the Lenders where each warrant is exercisable for one common share at an exercise price of $3.1231 CAD for a period of 5 years. The holders of the warrants had a cashless exercise option to receive common shares of the Company equal to the fair value of the warrants, in lieu of exercising the warrants for cash. If so elected, the fair value of the warrants was determined by multiplying the number of warrants to be exercised by the market price of a common share less the warrants exercise price with the difference divided by the market price of the common share. There would be variability in the number of shares issued per warrant if a warrant holder exercises this option.

The Company recorded a derivative warrant liability on initial recognition of $1.3 million based on the estimated fair value of the warrants determined using the Black-Scholes warrant pricing model and recognized nil and a $0.1 million gain in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2019 as a result of the change in estimated fair value of the derivative warrant liability (2018: $0.6 million gain). The derivative warrant liability was reclassified to equity reserve at fair value of $0.7 million during the second quarter of 2019 as the terms of the warrants were amended to remove the cashless exercise option available to the holders.

The net proceeds of the Convertible Loans Payable were used by the Company to fund a short-term secured first lien convertible loan to Pershing Gold due June 1, 2019 with interest payable at 16% per annum (the “Convertible Loan Receivable”) to address Pershing Gold’s near-term working capital requirements. The Company funded $2.8 million of the Convertible Loan Receivable to Pershing Gold prior to acquisition on April 3, 2019. Subsequent to the acquisition, the Convertible Loan Receivable was consolidated on presentation with Pershing Gold’s respective convertible loan payable to the Company.

Further details of the Convertible Loans Payable and Convertible Loan Receivable are disclosed in Note 9 of the consolidated financial statements for the year ended December 31, 2018.